Note 26 - Related Party Transactions - Compensation of Key Management Personnel (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Director fees earned and other compensation	$ 754	$ 820
Salaries and benefits	7,830	6,354
Share-based compensation	1,894	12,275
Total compensation	$ 10,478	$ 19,449